Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,857,280.00
Previously Paid Amount	0.00
Total Fee Amount	1,775.59
Total Offset Amount	0.00
Net Fee	1,775.59
Narrative - Max Aggregate Offering Price	$ 12,857,280.00
Final Prospectus	true